Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment
Below is a summary of the changes in the carrying amount of goodwill by segment for the years ended December 31, 2015 and 2014:

In millions	Pharmacy Services	Retail/LTC	Total
Balance, December 31, 2013	$19,658	$6,884	$26,542
Acquisitions	1,578	38	1,616
Foreign currency translation adjustments	—	(14)	(14)
Other (1)	(2)	—	(2)
Balance, December 31, 2014	21,234	6,908	28,142
Acquisitions	452	9,554	10,006
Foreign currency translation adjustments	—	(40)	(40)
Other (1)	(1)	(1)	(2)
Balance, December 31, 2015	$21,685	$16,421	$38,106

(1) “Other” represents immaterial purchase accounting adjustments for acquisitions.

Anticipated Annual Amortization for Intangible Assets	The anticipated annual amortization expense for these intangible assets for the next five years is as follows:

In millions
2016	$760
2017	735
2018	705
2019	662
2020	490

Summary of the Company's intangible assets
The following table is a summary of the Company’s intangible assets as of December 31:

	2015			2014
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	10,594	(4,092)	6,502	6,521	(3,549)	2,972
Favorable leases and other	1,595	(617)	978	880	(476)	404
	$18,587	$(4,709)	$13,878	$13,799	$(4,025)	$9,774